Investment in Associate - Disclosure Of Significant Investments In Associates (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Carrying amount		$ 22,287	$ 7,162	$ 0
Solaris Resources [Member]
Disclosure of associates [line items]
Principal Activity	[1]	Exploration
Principal place of business	[1]	Ecuador
Ownership interest	[1]	26.50%	30.30%
Quoted fair value	[1],[2]	$ 132,026
Carrying amount	[1]	$ 22,287	$ 7,162

[1]	On June 30, 2019, the Company determined that Solaris was no longer a controlled subsidiary due to dilution of its interest to approximately 32% and the fact Solaris was self-sustaining for an extended period. On deconsolidation, the Company recorded its interest retained in Solaris at fair value.
[2]	The fair value of the Company’s interest in Solaris, which is listed on the TSX Venture Exchange, was based on the quoted market price at December 31, 2020, which is a Level 1 input in terms of IFRS 13. A quoted market price was not available as at December 31, 2019, as Solaris was not a listed company.